UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Debt Central Fund

September 30, 2013

1.926211.102

EMC-QTLY-1113

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 36.3%
		Principal Amount (d)	Value
Argentina - 2.0%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		$ 366,680	$ 351,096
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		425,000	216,750
Pan American Energy LLC 7.875% 5/7/21 (f)		260,000	260,000
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		737,000	663,300
TOTAL ARGENTINA			1,491,146
Bailiwick of Jersey - 0.3%
Polyus Gold International Ltd. 5.625% 4/29/20 (f)		200,000	195,740
British Virgin Islands - 0.8%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (f)	BRL	600,000	263,953
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		200,000	158,000
Magnesita Finance Ltd. 8.625% (f)(g)		200,000	187,000
TOTAL BRITISH VIRGIN ISLANDS			608,953
Canada - 0.5%
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		345,000	365,700
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		420,000	0
TOTAL CANADA			365,700
Cayman Islands - 1.8%
Odebrecht Finance Ltd. 7.5% (f)(g)		700,000	679,000
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		230,000	231,055
6.875% 1/20/40		245,000	239,635
8.375% 12/10/18		155,000	185,031
TOTAL CAYMAN ISLANDS			1,334,721
El Salvador - 0.5%
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		350,000	364,875
Georgia - 0.8%
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		200,000	212,000
Georgian Oil & Gas Corp. 6.875% 5/16/17 (f)		200,000	205,500
JSC Georgian Railway 7.75% 7/11/22 (f)		200,000	208,000
TOTAL GEORGIA			625,500
Germany - 0.2%
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		175,000	179,375
Hungary - 0.3%
Magyar Export-Import Bank 5.5% 2/12/18 (f)		200,000	201,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Indonesia - 2.0%
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		$ 200,000	$ 208,000
PT Adaro Indonesia 7.625% 10/22/19 (f)		325,000	338,650
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		200,000	192,500
PT Pertamina Persero:
4.875% 5/3/22 (f)		200,000	181,000
5.25% 5/23/21 (f)		235,000	222,663
6% 5/3/42 (f)		200,000	162,000
6.5% 5/27/41 (f)		200,000	174,000
TOTAL INDONESIA			1,478,813
Ireland - 1.2%
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		200,000	215,000
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (f)		275,000	289,438
6.902% 7/9/20 (f)		365,000	400,588
TOTAL IRELAND			905,026
Kazakhstan - 1.5%
KazMunaiGaz Finance Sub BV 7% 5/5/20 (f)		125,000	141,250
KazMunaiGaz National Co. 5.75% 4/30/43 (f)		200,000	175,680
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		400,000	422,000
Zhaikmunai International BV 7.125% 11/13/19 (f)		330,000	345,675
TOTAL KAZAKHSTAN			1,084,605
Luxembourg - 3.2%
Alrosa Finance SA 7.75% 11/3/20 (f)		200,000	221,000
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	210,000
EVRAZ Group SA:
6.5% 4/22/20 (f)		200,000	183,500
8.25% 11/10/15 (f)		500,000	535,000
9.5% 4/24/18 (Reg. S)		200,000	216,500
TMK Capital SA 7.75% 1/27/18		400,000	418,000
Unicredit Luxembourg SA 5.1875% 10/13/15 (f)		150,000	152,063
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		410,000	453,542
TOTAL LUXEMBOURG			2,389,605
Mexico - 4.8%
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		450,000	450,000
Office Depot de Mexico SA de C 6.875% 9/20/20 (f)		200,000	198,500
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Mexico - continued
Petroleos Mexicanos:
3.5% 1/30/23		$ 230,000	$ 209,680
4.875% 1/24/22		260,000	265,590
5.5% 1/21/21		225,000	241,650
5.5% 6/27/44		290,000	263,900
6% 3/5/20		225,000	247,838
6.5% 6/2/41		425,000	446,250
6.625% (f)(g)		735,000	742,350
8% 5/3/19		90,000	109,575
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	405,000
TOTAL MEXICO			3,580,333
Netherlands - 3.6%
HSBK (Europe) BV 7.25% 5/3/17 (f)		100,000	104,500
Indo Energy Finance BV 7% 5/7/18 (f)		450,000	434,250
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		200,000	209,000
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	134,688
JSC Kazkommertsbank BV 8% 11/3/15 (f)		175,000	175,000
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		190,000	191,463
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		200,000	219,000
9.125% 7/2/18 (f)		175,000	213,063
Majapahit Holding BV 7.75% 1/20/20 (f)		120,000	132,300
Metinvest BV 10.25% 5/20/15 (f)		325,000	325,000
Nord Gold NV 6.375% 5/7/18 (f)		200,000	185,500
Petrobras Global Finance BV 2.4081% 1/15/19 (h)		200,000	196,000
VimpelCom Holdings BV 5.2% 2/13/19 (f)		200,000	198,260
TOTAL NETHERLANDS			2,718,024
Nigeria - 0.3%
FBN Finance Co. BV 8.25% 8/7/20 (f)(h)		200,000	200,000
Pakistan - 0.9%
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		700,000	693,000
Paraguay - 0.6%
BBVA Paraguay SA 9.75% 2/11/16 (f)		225,000	236,250
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		200,000	198,000
TOTAL PARAGUAY			434,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Philippines - 0.8%
Development Bank of Philippines 8.375% (g)(h)		$ 485,000	$ 509,250
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		100,000	120,500
TOTAL PHILIPPINES			629,750
Russia - 0.7%
MTS International Funding Ltd. 8.625% 6/22/20 (f)		475,000	552,758
Turkey - 0.5%
Finansbank A/S 5.15% 11/1/17 (f)		400,000	376,000
Ukraine - 0.5%
Naftogaz of Ukraine NJSC 9.5% 9/30/14		370,000	342,250
United Kingdom - 0.9%
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		425,000	372,938
Shortline PLC 9.5% 5/21/18 (f)		200,000	159,260
The State Export-Import Bank of Ukraine JSC 5.7928% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		175,000	134,750
TOTAL UNITED KINGDOM			666,948
United States of America - 1.7%
Pemex Project Funding Master Trust:
6.625% 6/15/35		510,000	546,975
6.625% 6/15/38		25,000	26,438
Severstal Columbus LLC 10.25% 2/15/18		280,000	297,500
Southern Copper Corp.:
6.75% 4/16/40		175,000	170,327
7.5% 7/27/35		200,000	212,170
TOTAL UNITED STATES OF AMERICA			1,253,410
Venezuela - 5.9%
Petroleos de Venezuela SA:
4.9% 10/28/14		870,000	818,670
5.375% 4/12/27		170,000	97,750
8% 11/17/13		480,000	480,000
8.5% 11/2/17 (f)		1,840,000	1,667,040
8.5% 11/2/17 (Reg. S)		240,000	217,440
9% 11/17/21 (Reg. S)		140,000	114,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Venezuela - continued
Petroleos de Venezuela SA: - continued
9.75% 5/17/35 (f)		$ 430,000	$ 326,800
12.75% 2/17/22 (f)		710,000	694,025
TOTAL VENEZUELA			4,415,825
TOTAL NONCONVERTIBLE BONDS (Cost $27,101,760)			27,087,857
Government Obligations - 55.4%

Argentina - 2.8%
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		214,622	136,822
2.5% 12/31/38 (e)		125,000	44,375
7% 10/3/15		1,140,000	1,039,110
Buenos Aires Province 11.75% 10/5/15 (f)		100,000	95,000
City of Buenos Aires 12.5% 4/6/15 (f)		425,000	437,750
Provincia de Cordoba 12.375% 8/17/17 (f)		250,000	216,250
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		141,000	133,245
TOTAL ARGENTINA			2,102,552
Armenia - 0.3%
Republic of Armenia 6% 9/30/20 (f)		200,000	194,750
Azerbaijan - 0.2%
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	187,500
Barbados - 0.3%
Barbados Government:
7% 8/4/22 (f)		100,000	96,000
7.25% 12/15/21 (f)		128,000	124,160
TOTAL BARBADOS			220,160
Belarus - 0.9%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		560,000	540,400
8.95% 1/26/18		175,000	164,063
TOTAL BELARUS			704,463
Government Obligations - continued
		Principal Amount (d)	Value
Bolivia - 0.5%
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		$ 200,000	$ 180,250
5.95% 8/22/23 (f)		200,000	192,000
TOTAL BOLIVIA			372,250
Brazil - 2.9%
Brazilian Federative Republic:
5.625% 1/7/41		490,000	488,775
7.125% 1/20/37		450,000	533,250
8.25% 1/20/34		335,000	440,525
10.125% 5/15/27		105,000	159,338
12.25% 3/6/30		340,000	567,800
TOTAL BRAZIL			2,189,688
Colombia - 1.4%
Colombian Republic:
6.125% 1/18/41		215,000	234,350
7.375% 9/18/37		225,000	281,250
10.375% 1/28/33		335,000	505,850
TOTAL COLOMBIA			1,021,450
Congo - 0.9%
Congo Republic 3.5% 6/30/29 (e)		772,809	664,616
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (f)		200,000	180,500
Croatia - 1.6%
Croatia Republic:
5.5% 4/4/23 (f)		200,000	191,500
6.25% 4/27/17 (f)		355,000	373,176
6.375% 3/24/21 (f)		250,000	259,375
6.625% 7/14/20 (f)		175,000	185,500
6.75% 11/5/19 (f)		200,000	214,000
TOTAL CROATIA			1,223,551
Dominican Republic - 1.2%
Dominican Republic:
1.25% 8/30/24 (h)		250,000	210,000
5.875% 4/18/24 (f)		150,000	138,375
7.5% 5/6/21 (f)		325,000	344,500
9.04% 1/23/18 (f)		172,144	185,055
TOTAL DOMINICAN REPUBLIC			877,930
Government Obligations - continued
		Principal Amount (d)	Value
El Salvador - 0.3%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		$ 125,000	$ 125,000
8.25% 4/10/32 (Reg. S)		100,000	106,000
TOTAL EL SALVADOR			231,000
Hungary - 0.8%
Hungarian Republic:
4.125% 2/19/18		158,000	156,420
4.75% 2/3/15		115,000	117,875
7.625% 3/29/41		302,000	323,140
TOTAL HUNGARY			597,435
Indonesia - 3.6%
Indonesian Republic:
4.625% 4/15/43 (f)		200,000	158,000
4.875% 5/5/21 (f)		500,000	495,000
5.25% 1/17/42 (f)		310,000	261,175
6.625% 2/17/37 (f)		275,000	278,438
7.75% 1/17/38 (f)		425,000	480,250
8.5% 10/12/35 (Reg. S)		450,000	546,750
11.625% 3/4/19 (f)		350,000	465,500
TOTAL INDONESIA			2,685,113
Iraq - 0.9%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		800,000	678,000
Ivory Coast - 0.1%
Ivory Coast 7.1% 12/31/32 (e)		100,000	88,000
Jordan - 0.3%
Jordanian Kingdom 3.875% 11/12/15		200,000	199,500
Latvia - 0.3%
Latvian Republic 2.75% 1/12/20 (f)		200,000	189,760
Lebanon - 1.9%
Lebanese Republic:
4% 12/31/17		711,000	689,670
4.75% 11/2/16		155,000	151,900
5.15% 11/12/18		100,000	96,500
5.45% 11/28/19		290,000	272,600
6.375% 3/9/20		230,000	227,700
TOTAL LEBANON			1,438,370
Government Obligations - continued
		Principal Amount (d)	Value
Lithuania - 0.9%
Lithuanian Republic:
6.125% 3/9/21 (f)		$ 120,000	$ 137,100
6.625% 2/1/22 (f)		200,000	235,500
7.375% 2/11/20 (f)		225,000	273,094
TOTAL LITHUANIA			645,694
Mexico - 3.0%
United Mexican States:
4.75% 3/8/44		564,000	509,010
5.75% 10/12/2110		211,000	198,340
6.05% 1/11/40		586,000	640,791
6.75% 9/27/34		415,000	491,775
7.5% 4/8/33		100,000	126,750
8.3% 8/15/31		190,000	260,300
TOTAL MEXICO			2,226,966
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (f)		200,000	182,500
Nigeria - 0.9%
Central Bank of Nigeria warrants 11/15/20 (a)(i)		250	44,448
Republic of Nigeria:
0% 10/10/13	NGN	8,000,000	49,496
0% 11/7/13	NGN	31,135,000	190,970
5.125% 7/12/18 (f)		200,000	202,500
6.75% 1/28/21 (f)		150,000	161,625
TOTAL NIGERIA			649,039
Pakistan - 0.8%
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		575,000	562,063
Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		110,000	125,675
8.875% 9/30/27		100,000	137,500
TOTAL PANAMA			263,175
Peru - 1.2%
Peruvian Republic:
4% 3/7/27 (e)		380,000	380,000
Government Obligations - continued
		Principal Amount (d)	Value
Peru - continued
Peruvian Republic: - continued
5.625% 11/18/50		$ 45,000	$ 46,800
8.75% 11/21/33		310,000	449,500
TOTAL PERU			876,300
Philippines - 1.6%
Philippine Republic:
7.75% 1/14/31		320,000	416,000
9.5% 2/2/30		260,000	386,100
10.625% 3/16/25		245,000	372,400
TOTAL PHILIPPINES			1,174,500
Romania - 0.8%
Romanian Republic:
4.375% 8/22/23 (f)		208,000	198,640
6.75% 2/7/22 (f)		384,000	435,840
TOTAL ROMANIA			634,480
Russia - 5.3%
Russian Federation:
4.875% 9/16/23 (f)		200,000	204,500
5.625% 4/4/42 (f)		200,000	204,500
7.5% 3/31/30 (Reg. S)		1,833,975	2,164,078
12.75% 6/24/28 (Reg. S)		810,000	1,399,275
TOTAL RUSSIA			3,972,353
Serbia - 1.0%
Republic of Serbia:
4.875% 2/25/20 (f)		200,000	184,500
5.25% 11/21/17 (f)		200,000	198,500
6.75% 11/1/24 (f)		266,482	259,153
6.75% 11/1/24 (Reg. S)		98,697	95,983
TOTAL SERBIA			738,136
Sri Lanka - 1.0%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (f)		200,000	182,000
6.25% 10/4/20 (f)		350,000	337,750
7.4% 1/22/15 (f)		225,000	233,438
TOTAL SRI LANKA			753,188
Government Obligations - continued
		Principal Amount (d)	Value
Tanzania - 0.3%
Tanzania United Republic of 6.3921% 3/8/20 (h)		$ 200,000	$ 206,000
Turkey - 5.9%
Turkish Republic:
5.125% 3/25/22		220,000	219,450
5.625% 3/30/21		325,000	338,813
6% 1/14/41		445,000	428,313
6.25% 9/26/22		205,000	220,109
6.75% 4/3/18		200,000	221,500
6.75% 5/30/40		300,000	315,000
6.875% 3/17/36		645,000	683,700
7% 3/11/19		200,000	225,000
7.25% 3/5/38		475,000	528,438
7.375% 2/5/25		550,000	621,500
7.5% 11/7/19		150,000	173,250
8% 2/14/34		140,000	166,600
11.875% 1/15/30		155,000	245,288
TOTAL TURKEY			4,386,961
Ukraine - 2.5%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		400,000	329,500
Ukraine Government:
7.75% 9/23/20 (f)		300,000	255,000
7.8% 11/28/22 (f)		200,000	166,500
7.95% 6/4/14 (f)		540,000	514,350
7.95% 2/23/21 (f)		300,000	255,750
9.25% 7/24/17 (f)		400,000	367,520
TOTAL UKRAINE			1,888,620
United States of America - 0.3%
U.S. Treasury Bonds 3.625% 8/15/43		198,000	195,680
Uruguay - 0.6%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		330,000	424,544
Venezuela - 5.3%
Venezuelan Republic:
oil recovery rights 4/15/20 (i)		5,800	149,350
6% 12/9/20		180,000	130,770
7% 3/31/38		175,000	114,188
8.5% 10/8/14		360,000	360,000
9% 5/7/23 (Reg. S)		680,000	550,800
9.25% 9/15/27		60,000	48,750
Government Obligations - continued
		Principal Amount (d)	Value
Venezuela - continued
Venezuelan Republic: - continued
9.25% 5/7/28 (Reg. S)		$ 240,000	$ 188,400
9.375% 1/13/34		275,000	217,250
11.75% 10/21/26 (Reg. S)		390,000	359,775
11.95% 8/5/31 (Reg. S)		680,000	627,300
12.75% 8/23/22		770,000	766,920
13.625% 8/15/18		425,000	461,125
TOTAL VENEZUELA			3,974,628
Vietnam - 1.8%
Vietnamese Socialist Republic:
1.25% 3/12/16 (h)		184,783	169,076
4% 3/12/28 (e)		1,063,333	903,833
6.875% 1/15/16 (f)		275,000	292,875
TOTAL VIETNAM			1,365,784
Zambia - 0.2%
Republic of Zambia 5.375% 9/20/22 (f)		200,000	174,000
TOTAL GOVERNMENT OBLIGATIONS (Cost $41,124,319)			41,341,199
Sovereign Loan Participations - 1.0%

Indonesia - 1.0%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (h)		638,889	597,361
1.25% 12/14/19 (h)		178,448	166,849
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $780,950)			764,210
Preferred Securities - 1.2%

Brazil - 0.7%
Cosan Overseas Ltd. 8.25% (g)	160,000	162,845
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	300,000	315,719
TOTAL BRAZIL		478,564
Cayman Islands - 0.3%
CSN Islands XII Corp. 7% (Reg. S) (g)	300,000	246,762
Preferred Securities - continued
	Principal Amount (d)	Value
India - 0.2%
Reliance Industries Ltd. 5.875% (f)(g)	200,000	$ 163,820
TOTAL PREFERRED SECURITIES (Cost $987,716)		889,146
Money Market Funds - 4.3%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $3,217,275)	3,217,275	3,217,275
TOTAL INVESTMENT PORTFOLIO - 98.2% (Cost $73,212,020)		73,299,687
NET OTHER ASSETS (LIABILITIES) - 1.8%		1,370,760
NET ASSETS - 100%		$ 74,670,447
Currency Abbreviations
BRL	-	Brazilian real
NGN	-	Nigerian naira
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,596,403 or 41.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,728
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of September 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 27,087,857	$ -	$ 27,087,857	$ -
Government Obligations	41,341,199	-	40,961,199	380,000
Sovereign Loan Participations	764,210	-	-	764,210
Preferred Securities	889,146	-	889,146	-
Money Market Funds	3,217,275	3,217,275	-	-
Total Investments in Securities:	$ 73,299,687	$ 3,217,275	$ 68,938,202	$ 1,144,210
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Sovereign Loan Participations
Beginning Balance	$ 895,125
Net Realized Gain (Loss) on Investment Securities	4,848
Net Unrealized Gain (Loss) on Investment Securities	(7,748)
Cost of Purchases	-
Proceeds of Sales	(132,140)
Amortization/Accretion	4,125
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 764,210
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2013	$ (7,748)
Other Investments in Securities
Beginning Balance	$ 380,950
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	193,754
Cost of Purchases	-
Proceeds of Sales	(264,398)
Amortization/Accretion	2,494
Transfers into Level 3	67,200
Transfers out of Level 3	-
Ending Balance	$ 380,000
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2013	$ 193,754

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At September 30, 2013, the cost of investment securities for income tax purposes was $72,545,998. Net unrealized appreciation aggregated $753,689, of which $2,868,200 related to appreciated investment securities and $2,114,511 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, preferred securities, U.S. government and government agency obligations, and sovereign loan participations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	November 29, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 29, 2013